Intangible Assets, Net (Details) - Production license	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Intangible assets, net
Production license at cost	$ 4,432,054	¥ 28,779,986	¥ 28,779,986
Accumulated amortization	(4,124,631)	(26,783,701)	(22,957,458)
Total	$ 307,423	¥ 1,996,285	¥ 5,822,528